Real Estate Held for Sale (Details Narrative) (USD $)	3 Months Ended					1 Months Ended		1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Nov. 30, 2012 Commonwealth Avenue	Sep. 30, 2012 Commonwealth Avenue sqft	Sep. 30, 2012 Windlass Run
Warehouse/office build-out							500,000
Land acreage							50
Sales price	$ 2,000,000					$ 2,000,000		$ 7,900,000
Gain before income taxes	1,100,000					1,100,000
Book value of property		$ 262,564,000	$ 241,253,000	$ 225,630,000	$ 221,585,000		$ 732,000	$ 2,753,000